BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AECC Aero-Engine Control Co. Ltd., Class A 28,300 $ 114,543
AECC Aviation Power Co. Ltd., Class A .... 1,600 11,811
AVIC Electromechanical Systems Co. Ltd.,
Class A ....................... 33,800 59,250
Xi'an Triangle Defense Co. Ltd., Class A ... 12,300 84,144
269,748
Air Freight & Logistics — 1.6%
Eastern Air Logistics Co. Ltd., Class A ..... 26,500 68,966
Sinotrans Ltd., Class A ............... 161,883 90,373
Xiamen Xiangyu Co. Ltd., Class A ........ 102,900 126,898
YTO Express Group Co. Ltd., Class A ..... 54,017 154,750
440,987
Airlines — 0.1%
China Express Airlines Co. Ltd., Class A ... 11,100 16,928
Auto Components — 0.2%
Fuyao Glass Industry Group Co. Ltd., Class A 11,400 69,271
Automobiles — 4.5%
BYD Co. Ltd., Class A ................ 21,800 1,039,758
Chongqing Changan Automobile Co. Ltd.,
Class A ....................... 68,302 186,224
1,225,982
Banks — 6.7%
Bank of Communications Co. Ltd., Class A .. 921,700 631,167
Bank of Hangzhou Co. Ltd., Class A ...... 123,200 261,232
China CITIC Bank Corp. Ltd., Class A ..... 14,200 9,179
China Construction Bank Corp., Class A ... 40,700 33,604
China Merchants Bank Co. Ltd., Class A ... 9,481 49,321
Industrial & Commercial Bank of China Ltd.,
Class A ....................... 116,200 75,422
Industrial Bank Co. Ltd., Class A ......... 226,900 598,143
Postal Savings Bank of China Co. Ltd., Class A 216,639 150,675
Shanghai Rural Commercial Bank Co. Ltd.,
Class A ....................... 20,900 19,379
1,828,122
Beverages — 8.1%
Anhui Gujing Distillery Co. Ltd., Class A .... 3,082 97,547
Chongqing Brewery Co. Ltd., Class A ..... 4,700 85,596
Jiangsu King's Luck Brewery JSC Ltd., Class A 51,100 331,564
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A ....................... 10,700 262,106
Kweichow Moutai Co. Ltd., Class A ....... 3,379 950,036
Luzhou Laojiao Co. Ltd., Class A ........ 12,823 422,456
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 1,900 77,163
2,226,468
Biotechnology — 1.0%
Bloomage Biotechnology Corp. Ltd., Class A 5,374 127,061
Zhejiang Orient Gene Biotech Co. Ltd., Class A 8,170 137,386
264,447
Building Products — 1.5%
Zhejiang Weixing New Building Materials Co.
Ltd., Class A .................... 140,100 408,453
Capital Markets — 4.1%
China Galaxy Securities Co. Ltd., Class A .. 72,000 92,862
China International Capital Corp. Ltd., Class A 7,700 48,502
Dongxing Securities Co. Ltd., Class A ..... 70,300 85,585
Industrial Securities Co. Ltd., Class A ..... 250,000 239,655
Northeast Securities Co. Ltd., Class A ..... 263,700 271,439
Security
Shares
Shares Value
Capital Markets (continued)
Sealand Securities Co. Ltd., Class A ...... 444,800 $ 228,952
SooChow Securities Co. Ltd., Class A ..... 148,100 145,019
1,112,014
Chemicals — 7.0%
Anhui Guangxin Agrochemical Co. Ltd., Class A 157,281 615,837
Bluestar Adisseo Co., Class A .......... 81,300 114,036
Hubei Xingfa Chemicals Group Co. Ltd., Class
A ........................... 30,300 167,551
Qinghai Salt Lake Industry Co. Ltd., Class A
(a)
78,423 338,131
Shanghai Putailai New Energy Technology Co.
Ltd., Class A .................... 8,640 90,723
Shenzhen Dynanonic Co. Ltd., Class A .... 220 11,702
Valiant Co. Ltd., Class A .............. 8,500 22,841
Wanhua Chemical Group Co. Ltd., Class A .. 500 6,209
Yunnan Energy New Material Co. Ltd., Class A 7,101 225,260
Zhejiang Jiahua Energy Chemical Industry Co.
Ltd., Class A .................... 120,000 181,285
Zhejiang Xinan Chemical Industrial Group Co.
Ltd., Class A .................... 46,060 132,937
1,906,512
Communications Equipment — 1.2%
Hengtong Optic-electric Co. Ltd., Class A ... 76,300 177,139
ZTE Corp., Class A ................. 44,000 159,431
336,570
Construction & Engineering — 1.4%
China State Construction Engineering Corp.
Ltd., Class A .................... 516,500 385,621
Construction Materials — 0.5%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A ................. 11,300 67,736
China Jushi Co. Ltd., Class A ........... 29,700 65,813
133,549
Containers & Packaging — 0.7%
Jiangsu Shuangxing Color Plastic New
Materials Co. Ltd., Class A .......... 49,000 201,492
Diversified Financial Services — 0.7%
AVIC Industry-Finance Holdings Co. Ltd., Class
A ........................... 396,100 191,500
Electrical Equipment — 7.5%
Beijing Easpring Material Technology Co. Ltd.,
Class A ....................... 6,700 95,383
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 14,005 1,061,893
Eve Energy Co. Ltd., Class A ........... 2,300 32,247
JL Mag Rare-Earth Co. Ltd., Class A ...... 59,400 408,123
Ningbo Ronbay New Energy Technology Co.
Ltd., Class A .................... 6,372 131,531
Sunwoda Electronic Co. Ltd., Class A ..... 6,100 26,009
Suzhou Maxwell Technologies Co. Ltd., Class A 640 44,918
TBEA Co. Ltd., Class A ............... 67,700 250,923
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A .................... 3,754 8,317
2,059,344
Electronic Equipment, Instruments & Components — 6.5%
Avary Holding Shenzhen Co. Ltd., Class A .. 4,700 21,441
BOE Technology Group Co. Ltd., Class A ... 1,129,000 651,066
China Zhenhua Group Science & Technology
Co. Ltd., Class A ................. 6,600 115,896
GoerTek, Inc., Class A ............... 74,026 349,305

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A .................... 4,900 $ 49,407
Hunan Aihua Group Co. Ltd., Class A ..... 6,500 24,849
Luxshare Precision Industry Co. Ltd., Class A 2,400 12,080
Quectel Wireless Solutions Co. Ltd., Class A 6,770 157,566
Shengyi Technology Co. Ltd., Class A ..... 4,100 9,663
Suzhou Dongshan Precision Manufacturing Co.
Ltd., Class A .................... 16,000 63,407
Unisplendour Corp. Ltd., Class A
(a)
....... 6,780 18,677
Universal Scientific Industrial Shanghai Co.
Ltd., Class A .................... 56,300 149,089
Xiamen Faratronic Co. Ltd., Class A ...... 4,700 145,556
1,768,002
Entertainment — 2.9%
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A .... 214,835 623,208
G-bits Network Technology Xiamen Co. Ltd.,
Class A ....................... 3,100 163,269
786,477
Food Products — 3.3%
Bright Dairy & Food Co. Ltd., Class A ..... 12,100 21,694
Chacha Food Co. Ltd., Class A .......... 3,600 25,489
Chongqing Fuling Zhacai Group Co. Ltd., Class
A ........................... 5,800 25,636
Heilongjiang Agriculture Co. Ltd., Class A ... 38,600 80,316
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ....................... 94,204 500,117
Jonjee Hi-Tech Industrial And Commercial
Holding Co. Ltd., Class A ........... 3,500 18,011
Sanquan Food Co. Ltd., Class A ......... 15,600 39,225
Tongwei Co. Ltd., Class A ............. 23,800 189,934
900,422
Gas Utilities — 0.6%
ENN Natural Gas Co. Ltd., Class A ....... 70,000 179,061
Health Care Equipment & Supplies — 1.7%
Blue Sail Medical Co. Ltd., Class A ....... 153,000 198,453
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 6,400 274,908
473,361
Health Care Providers & Services — 2.3%
China National Medicines Corp. Ltd., Class A 20,400 79,197
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A .................... 30,400 313,562
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 90,600 230,714
623,473
Household Durables — 3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 16,615 81,948
Haier Smart Home Co. Ltd., Class A ...... 27,500 101,116
Hangzhou Robam Appliances Co. Ltd., Class A 40,555 170,147
Midea Group Co. Ltd., Class A .......... 14,100 115,001
Xilinmen Furniture Co. Ltd., Class A ...... 69,950 308,012
Zhejiang Supor Co. Ltd., Class A ........ 5,800 40,347
816,571
Independent Power and Renewable Electricity Producers — 0.2%
Huaneng Lancang River Hydropower, Inc.,
Class A ....................... 42,700 44,754
Security
Shares
Shares Value
Insurance — 0.4%
New China Life Insurance Co. Ltd., Class A . 3,700 $ 15,919
People's Insurance Co. Group of China Ltd.
(The), Class A ................... 89,900 62,134
Ping An Insurance Group Co. of China Ltd.,
Class A ....................... 4,900 30,607
108,660
Life Sciences Tools & Services — 1.3%
WuXi AppTec Co. Ltd., Class A .......... 26,598 367,973
Machinery — 4.8%
China International Marine Containers Group
Co. Ltd., Class A ................. 169,341 330,463
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 21,475 101,216
Keda Industrial Group Co. Ltd. .......... 35,900 106,927
Ningbo Haitian Precision Machinery Co. Ltd.,
Class A ....................... 3,700 12,767
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 13,700 134,279
Tian Di Science & Technology Co. Ltd., Class A 124,000 92,594
Wuxi Lead Intelligent Equipment Co. Ltd., Class
A ........................... 29,940 264,705
Yutong Bus Co. Ltd., Class A ........... 55,300 64,596
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A ......... 239,881 218,521
1,326,068
Metals & Mining — 3.5%
Aluminum Corp. of China Ltd., Class A
(a)
... 10,100 7,007
Baoshan Iron & Steel Co. Ltd., Class A .... 142,400 119,869
CMOC Group Ltd., Class A ............ 144,700 115,657
Ganfeng Lithium Co. Ltd., Class A ....... 10,220 135,263
Henan Shenhuo Coal & Power Co. Ltd., Class
A ........................... 83,100 177,283
Hunan Valin Steel Co. Ltd., Class A ....... 91,000 61,382
Inner Mongolia ERDOS Resources Co. Ltd.,
Class A ....................... 50,960 137,857
Jiangxi Copper Co. Ltd., Class A ........ 5,200 13,016
Maanshan Iron & Steel Co. Ltd., Class A ... 108,200 50,270
Western Mining Co. Ltd., Class A ........ 75,400 126,061
Yunnan Copper Co. Ltd., Class A ........ 13,100 22,367
966,032
Oil, Gas & Consumable Fuels — 4.7%
China Petroleum & Chemical Corp., Class A . 1,209,400 738,177
PetroChina Co. Ltd., Class A ........... 705,400 545,640
1,283,817
Paper & Forest Products — 0.2%
Shandong Chenming Paper Holdings Ltd.,
Class A ....................... 22,464 18,274
Shandong Sun Paper Industry JSC Ltd., Class
A ........................... 18,400 32,035
50,309
Personal Products — 1.6%
Proya Cosmetics Co. Ltd., Class A ....... 700 18,284
Yunnan Botanee Bio-Technology Group Co.
Ltd., Class A .................... 15,000 431,701
449,985
Pharmaceuticals — 3.6%
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A ........... 114,200 487,690
Humanwell Healthcare Group Co. Ltd., Class A 7,400 19,264
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 186,397 304,748

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A .................... 1,000 $ 6,501
Zhejiang NHU Co. Ltd., Class A ......... 54,340 166,012
984,215
Professional Services — 0.1%
Centre Testing International Group Co. Ltd.,
Class A ....................... 8,597 26,204
Semiconductors & Semiconductor Equipment — 5.5%
Amlogic Shanghai Co. Ltd., Class A
(a)
..... 1,118 14,024
China Resources Microelectronics Ltd., Class A 4,971 37,377
Gigadevice Semiconductor Beijing, Inc., Class
A ........................... 2,744 48,272
Grinm Advanced Materials Co. Ltd., Class A . 3,800 9,154
Hangzhou First Applied Material Co. Ltd., Class
A ........................... 7,560 78,357
JCET Group Co. Ltd., Class A .......... 87,000 325,722
LONGi Green Energy Technology Co. Ltd.,
Class A ....................... 11,340 103,682
Montage Technology Co. Ltd., Class A
(a)
... 7,600 64,546
NAURA Technology Group Co. Ltd., Class A . 6,001 226,250
SG Micro Corp., Class A .............. 6,875 164,096
Shanghai Fudan Microelectronics Group Co.
Ltd., Class A .................... 9,336 77,704
StarPower Semiconductor Ltd., Class A .... 1,700 98,298
TCL Zhonghuan Renewable Energy
Technology Co. Ltd., Class A ......... 10,500 79,222
Yangzhou Yangjie Electronic Technology Co.
Ltd., Class A .................... 19,500 181,046
1,507,750
Security
Shares
Shares Value
Software — 0.3%
Glodon Co. Ltd., Class A .............. 5,500 $ 37,808
Hundsun Technologies, Inc., Class A ...... 6,888 43,388
81,196
Tobacco — 0.2%
Anhui Genuine New Materials Co. Ltd., Class A 21,140 42,573
Wireless Telecommunication Services — 2.9%
China United Network Communications Ltd.,
Class A ....................... 1,561,879 796,397
Total Common Stocks — 97.4%
(Cost: $25,636,825) .............................. 26,660,308
Total Long-Term Investments — 97.4%
(Cost: $25,636,825) .............................. 26,660,308
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.76%
(b)(c)
................. 1,189,898 1,189,898
Total Short-Term Securities — 4.3%
(Cost: $1,189,898) .............................. 1,189,898
Total Investments — 101.7%
(Cost: $26,826,723 ) .............................. 27,850,206
Liabilities in Excess of Other Assets — (1.7)% ............ (462,237)
Net Assets — 100.0% .............................. $ 27,387,969
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
(c)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 6,838 $ 1,183,060 $ — $ — $ — $ 1,189,898 1,189,898 $ 2,200 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 93 08/30/22 $ 1,273 $ (32,549)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 269,748 $ — $ 269,748
Air Freight & Logistics .................................... — 440,987 — 440,987
Airlines .............................................. — 16,928 — 16,928
Auto Components ...................................... — 69,271 — 69,271
Automobiles .......................................... — 1,225,982 — 1,225,982
Banks ............................................... 19,379 1,808,743 — 1,828,122
Beverages ........................................... — 2,226,468 — 2,226,468
Biotechnology ......................................... — 264,447 — 264,447
Building Products ....................................... — 408,453 — 408,453
Capital Markets ........................................ — 1,112,014 — 1,112,014
Chemicals ............................................ — 1,906,512 — 1,906,512
Communications Equipment ................................ — 336,570 — 336,570
Construction & Engineering ................................ — 385,621 — 385,621
Construction Materials .................................... — 133,549 — 133,549
Containers & Packaging .................................. — 201,492 — 201,492
Diversified Financial Services ............................... — 191,500 — 191,500
Electrical Equipment ..................................... — 2,059,344 — 2,059,344
Electronic Equipment, Instruments & Components ................. — 1,768,002 — 1,768,002

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ — $ 786,477 $ — $ 786,477
Food Products ......................................... — 900,422 — 900,422
Gas Utilities ........................................... — 179,061 — 179,061
Health Care Equipment & Supplies ........................... — 473,361 — 473,361
Health Care Providers & Services ............................ — 623,473 — 623,473
Household Durables ..................................... — 816,571 — 816,571
Independent Power and Renewable Electricity Producers ............ — 44,754 — 44,754
Insurance ............................................ — 108,660 — 108,660
Life Sciences Tools & Services .............................. — 367,973 — 367,973
Machinery ............................................ — 1,326,068 — 1,326,068
Metals & Mining ........................................ — 966,032 — 966,032
Oil, Gas & Consumable Fuels ............................... — 1,283,817 — 1,283,817
Paper & Forest Products .................................. — 50,309 — 50,309
Personal Products ...................................... — 449,985 — 449,985
Pharmaceuticals ....................................... — 984,215 — 984,215
Professional Services .................................... — 26,204 — 26,204
Semiconductors & Semiconductor Equipment .................... — 1,507,750 — 1,507,750
Software ............................................. — 81,196 — 81,196
Tobacco ............................................. — 42,573 — 42,573
Wireless Telecommunication Services ......................... — 796,397 — 796,397
Short-Term Securities
Money Market Funds ...................................... 1,189,898 — — 1,189,898
$ 1,209,277 $ 26,640,929 $ — $ 27,850,206
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (32,549) $ — $ (32,549)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.